Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Summary of Minimum Lease Commitments	At December 31, 2016, the Company had the following minimum lease commitments:

(Dollars in thousands)
Year Ending December 31:
2017	$1,020
2018	121

Total	$1,141